Bonds - Rollforwards of Bonds (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Balance at January, 1	S/ 924,042
Balance at December, 31	932,759	S/ 924,042
GyM Ferrovias S.A. [member]
Disclosure of detailed information about borrowings [line items]
Balance at January, 1	618,497	611,660	S/ 603,657
Amortization	(11,582)	(11,330)	(10,178)
Accrued interest	47,615	48,253	48,130
Interest paid	(30,076)	(30,086)	(29,949)
Balance at December, 31	624,454	618,497	611,660
Norvial S.A. [member]
Disclosure of detailed information about borrowings [line items]
Balance at January, 1	305,545	325,382	343,910
Amortization	(24,820)	(20,005)	(18,736)
Accrued interest	24,619	23,482	24,170
Capitalized interest		2,725	3,361
Interest paid	(24,496)	(26,039)	(27,323)
Balance at December, 31	S/ 280,848	S/ 305,545	S/ 325,382